Subsequent events	6 Months Ended
Jun. 30, 2015
Subsequent events [Abstract]
Subsequent events
7.              Subsequent events

On July 15, 2015, the Company’s Board of Directors announced a cash dividend of $0.10 per share for the quarter ended June 30, 2014. The dividend is payable on August 14, 2015 to all shareholders of record on July 31, 2015.

On July 17, 2015, the Company took delivery of the Ardmore Chinook (Hull N-2065), a 25,217 Dwt Eco-design product and chemical tanker. The vessel was constructed at Fukuoka Shipbuilding, Japan and, following delivery, the Ardmore Chinook was employed on a time charter.